UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [  ]; Amendment Number:
                                               -------

This Amendment (Check only one.):               [  ] is a restatement.

                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Morgens Waterfall Vintiadis & Company Inc.

Address:   600 Fifth Avenue
           New York, NY 10020


13F File Number: 28-04599


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Edwin H Morgens

Title:  Chairman

Phone:  212-218-4100

Signature,  Place,  and  Date  of  Signing:

/s/ Edwin H Morgens                     New York, New York        August 2, 2011
---------------------------------  ----------------------------   --------------
[Signature]                               [City, State]               [Date]

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Report  Type  (Check  only  one):

[X]     13F Holdings Report.

[ ]     13F Notice.

[ ]     13F Combination Report.

List of Other Managers Reporting for this Manager: NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              33

Form 13F Information Table Value Total:          $86,017

List of Other Included Managers:                 None




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                                                  FORM 13F INFORMATION TABLE

         COLUMN 1              COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
--------------------------- --------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
      NAME OF ISSUER        TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
--------------------------- --------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ALTERA CORP                 COM             021441100    1,854    40,000 SH       SOLE                   40,000      0    0
AMAZON COM INC              COM             023135106    2,761    13,500 SH       SOLE                   13,500      0    0
AMERICAN TOWER CORP         CL A            029912201    3,454    66,000 SH       SOLE                   66,000      0    0
ANADARKO PETE CORP          COM             032511107    1,919    25,000 SH       SOLE                   25,000      0    0
APPLE INC                   COM             037833100      571     1,700 SH       SOLE                    1,700      0    0
ARM HLDGS PLC               SPONSORED ADR   042068106    2,843   100,000 SH       SOLE                  100,000      0    0
ARUBA NETWORKS INC          COM             043176106    2,216    75,000 SH       SOLE                   75,000      0    0
CALPINE CORP                COM NEW         131347304    4,033   250,000 SH       SOLE                  250,000      0    0
CELGENE CORP                COM             151020104    2,877    47,700 SH       SOLE                   47,700      0    0
CITRIX SYS INC              COM             177376100      640     8,000 SH       SOLE                    8,000      0    0
CVS CAREMARK CORPORATION    COM             126650100    1,879    50,000 SH       SOLE                   50,000      0    0
DELL INC                    COM             24702R101      550    33,000 SH       SOLE                   33,000      0    0
DUSA PHARMACEUTICALS INC    COM             266898105    9,330 1,500,000 SH       SOLE                1,500,000      0    0
EVEREST RE GROUP LTD        COM             G3223R108    1,226    15,000 SH       SOLE                   15,000      0    0
EXAMWORKS GROUP INC         COM             30066A105    2,539   100,000 SH       SOLE                  100,000      0    0
GENERAL MTRS CO             W EXP 07/10/201 37045V118    1,863    87,070 SH       SOLE                   87,070      0    0
GENERAL MTRS CO             W EXP 07/10/201 37045V126    4,701   295,106 SH       SOLE                  295,106      0    0
HOME INNS & HOTELS MGMT INC SPON ADR        43713W107    1,902    50,000 SH       SOLE                   50,000      0    0
INSULET CORP                COM             45784P101    8,041   362,700 SH       SOLE                  362,700      0    0
IPC THE HOSPITALIST CO INC  COM             44984A105    4,631   100,000 SH       SOLE                  100,000      0    0
MGM RESORTS INTERNATIONAL   COM             552953101    2,423   183,400 SH       SOLE                  183,400      0    0
NATIONAL OILWELL VARCO INC  COM             637071101    2,190    28,000 SH       SOLE                   28,000      0    0
OCCIDENTAL PETE CORP DEL    COM             674599105      416     4,000 SH       SOLE                    4,000      0    0
ORASURE TECHNOLOGIES INC    COM             68554V108      853   100,000 SH       SOLE                  100,000      0    0
PFIZER INC                  COM             717081103    3,605   175,000 SH       SOLE                  175,000      0    0
QUALCOMM INC                COM             747525103    5,117    90,100 SH       SOLE                   90,100      0    0
RACKSPACE HOSTING INC       COM             750086100      705    16,500 SH       SOLE                   16,500      0    0
RESEARCH IN MOTION LTD      COM             760975102    1,803    62,500 SH       SOLE                   62,500      0    0
SANDISK CORP                COM             80004C101    2,075    50,000 SH       SOLE                   50,000      0    0
TASER INTL INC              COM             87651B104      455   100,000 SH       SOLE                  100,000      0    0
TEAM HEALTH HOLDINGS INC    COM             87817A107    3,151   140,000 SH       SOLE                  140,000      0    0
WATSON PHARMACEUTICALS INC  COM             942683103    2,653    38,600 SH       SOLE                   38,600      0    0
ZHONGPIN INC                COM             98952K107      741    70,700 SH       SOLE                   70,700      0    0
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